UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments.

Hewitt Money Market Fund of Hewitt Series Trust

Schedule of Investments March 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$440,790,523

Total Investments (Cost – $440,790,523) – 100.1%	440,790,523
Liabilities in Excess of Other Assets – (0.1)%	(246,889)

Net Assets – 100.0%	$440,543,634

Hewitt Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Money Market Fund. As of March 31, 2011 the value of the investment and the percentage owned by the Money Market Fund of the Master Portfolio was $440,790,523 and 1.9%, respectively.

The Money Market Fund records its investment in the Master Portfolio at fair value. The Money Market Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Money Market Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	Money Market Master Portfolio
(Percentage shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit

Yankee (a)
Australia & New Zealand Banking Group Ltd., 0.30%, 7/07/11 (b)	$47,000	$46,999,966
Bank of Montreal, Chicago:
0.35%, 11/22/11 (b)	300,000	300,000,000
0.33%, 2/29/12 (b)	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.26%, 5/10/11	276,000	276,000,000
BNP Paribas S.A., New York, 0.51%, 12/12/11 (b)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York, 0.30%, 7/18/11 (b)	455,000	455,000,000
Credit Agricole Corporate & Investment Bank, New York, 0.41%, 4/08/11	195,000	195,000,000
Den Danske Bank, 0.32%, 5/04/11	32,000	32,000,000
Deutsche Bank AG, New York:
0.30%, 4/06/11	225,000	225,000,000
0.32%, 5/25/11	195,000	195,000,000
Dexia Credit Local, New York:
0.29%, 4/01/11	985,000	985,000,000
0.65%, 6/29/11 (b)	157,000	157,000,000
HSBC Bank, 0.55%, 2/22/12	175,000	175,015,797
Lloyds TSB Bank Plc, New York:
1.26%, 5/06/11 (b)	75,000	75,000,000
0.32%, 2/14/12 (b)	256,640	256,640,000
Mizuho Corporate Bank, New York:
0.30%, 4/14/11	325,000	325,000,000
0.28%, 4/26/11	130,000	130,000,000
0.25%, 5/10/11	300,000	299,996,751
Royal Bank of Canada, New York, 0.31%, 10/14/11 (b)	170,000	170,000,000
Royal Bank of Scotland Plc, Connecticut:
0.49%, 4/19/11	200,000	200,000,000
0.52%, 9/19/11	460,000	460,000,000
Societe Generale, New York, 1.71%, 5/05/11 (b)	110,000	110,000,000
Sumitomo Mitsui Banking Corp., New York:
0.27%, 5/09/11	500,000	499,997,362
0.38%, 6/03/11	147,000	147,002,519
Toronto Dominion Bank, New York, 0.25%, 6/08/11	25,000	25,000,000
UBS AG, Connecticut, 0.36%, 8/11/11 (b)	315,000	315,000,000
Westpac Banking Corp., New York, 0.36%, 4/04/12 (b)	74,000	74,000,439

Total Certificates of Deposit – 28.4%		6,429,652,834

Commercial Paper
Argento Variable Funding Co. Ltd.:
0.30%, 6/20/11 (c)	100,000	99,933,333
0.46%, 9/12/11 (c)	177,000	176,629,087
ASB Finance Ltd., London, 0.31%, 8/02/11 (b)(c)	94,000	94,000,000
Atlantic Asset Securitization LLC, 0.27%, 6/07/11 (c)	72,000	71,963,820
Atlantis One Funding, 0.25%, 6/21/11 (c)	85,000	84,952,188
Bank of America Corp., 0.24%, 5/04/11	174,500	174,461,610
Barton Capital Corp., 0.23%, 5/19/11 (c)	62,533	62,513,823
BNZ International Funding Ltd.:
0.36%, 8/02/11 (c)(d)	145,000	144,821,650
0.40%, 11/10/11 (b)(c)	50,000	50,003,101
0.43%, 1/06/12 (b)(c)	100,000	100,007,487
0.42%, 1/13/12 (b)(c)	135,000	135,010,390
0.42%, 1/20/12 (b)(c)	45,500	45,503,578
0.43%, 2/02/12 (b)(c)	150,000	150,012,827
0.42%, 2/14/12 (b)(c)	150,000	150,013,520
BPCE S.A.:
0.40%, 6/16/11 (c)	146,000	145,878,031
0.30%, 6/21/11 (c)	47,000	46,968,275
0.43%, 7/05/11 (c)	245,000	244,721,993
Cancara Asset Securitization Ltd., 0.25%, 4/26/11 (c)	19,000	18,996,701
Citigroup Funding, Inc., 0.20%, 4/21/11	177,000	176,980,333
Credit Agricole North America Inc., 0.24%, 6/01/11	270,000	269,892,487

Credit Suisse, New York, 0.26%, 6/30/11 (d)	175,000	174,886,250
Danske Corp.:
0.31%, 4/01/11 (c)	94,200	94,200,000
0.30%, 4/04/11 (c)	120,500	120,496,988
0.31%, 4/11/11 (c)	310,000	309,973,306
Deutsche Bank Financial LLC, 0.27%, 6/01/11	500,000	499,771,250
Govco LLC, 0.27%, 5/31/11 (c)	95,000	94,957,250
Grampian Funding LLC:
0.32%, 6/07/11 (c)	180,000	179,892,800
0.46%, 9/09/11 (c)	100,000	99,794,278
0.00%, 9/19/11 (c)	95,000	94,796,938
ING US Funding LLC, 0.43%, 4/06/11 (d)	250,000	249,985,069
Kells Funding LLC:
0.34%, 4/18/11 (c)	53,575	53,566,398
0.34%, 5/20/11 (c)	100,000	99,953,722
0.37%, 6/03/11 (c)	250,000	249,838,125
0.30%, 6/27/11 (c)	100,000	99,927,500
0.30%, 6/28/11 (c)	155,000	154,886,333
0.37%, 12/12/11 (b)(c)	216,000	216,001,247
0.36%, 12/21/11 (b)(c)	140,000	140,000,000
Lloyds TSB Bank Plc, 0.27%, 6/17/11	29,000	28,983,253
National Bank of Canada, New York, 0.24%, 5/16/11	500,000	499,850,000
Nationwide Building Society:
0.36%, 7/21/11 (c)	191,000	190,787,990
0.36%, 7/27/11 (c)	80,000	79,906,400
Nordea North America Inc., 0.22%, 4/18/11	150,000	149,984,063
Northern Pines Funding LLC, 0.31%, 6/22/11 (c)	195,000	194,862,308
NRW.BANK:
0.28%, 5/02/11	15,000	14,996,383
0.30%, 5/24/11	200,000	199,911,667
Old Line Funding LLC, 0.23%, 5/23/11 (c)	50,000	49,983,389
Royal Park Investment Funding Corp., 0.52%, 4/01/11 (c)	25,000	25,000,000
Scaldis Capital LLC, 0.34%, 6/21/11 (c)	88,000	87,932,680
Societe Generale North America Inc., 0.29%, 5/02/11	21,000	20,994,756
UBS Finance Delaware LLC, 0.27%, 5/24/11	32,925	32,911,912
Westpac Securities NZ Ltd., 0.38%, 10/03/11 (b)(c)	486,000	486,000,000

Total Commercial Paper – 32.8%		7,438,296,489

Time Deposits
DNB Nor Bank ASA, 0.01%, 4/01/11	584,000	584,000,000
HSBC Bank, 0.53%, 2/28/12	200,000	200,018,403
Natixis, 0.11%, 4/01/11	675,000	675,000,000

Total Time Deposits – 6.4%		1,459,018,403

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.27%, 8/23/12 (b)	200,000	200,056,905
0.30%, 1/10/13 (b)	250,000	249,910,325
Federal Farm Credit Bank Variable Rate Notes:
0.24%, 5/26/11 (b)	62,225	62,224,047
0.23%, 4/27/12 (b)	144,460	144,436,287
0.25%, 7/09/12 (b)	159,000	159,000,000
0.32%, 7/13/12 (b)	58,020	58,012,462
0.28%, 7/23/12 (b)	44,000	44,017,464
0.28%, 10/12/12 (b)	75,000	75,000,000
Federal Home Loan Bank Variable Rate Notes, 0.24%, 10/06/11 (b)	187,000	186,960,854
Freddie Mac Discount Notes:
0.20%, 4/18/11 (d)	233,000	232,977,995
0.20%, 4/21/11 (d)	100,000	99,988,889
0.21%, 5/10/11 (d)	200,000	199,954,500
0.26%, 6/21/11 (d)	200,000	199,883,000
0.20%, 8/17/11 (d)	300,000	299,770,000
Freddie Mac Variable Rate Notes:
0.12%, 11/09/11 (b)	606,000	605,738,354
0.13%, 1/13/12 (b)	302,995	302,850,504
0.21%, 2/16/12 (b)	110,000	109,961,014

Total U.S. Government Sponsored Agency Obligations – 14.3%		3,230,742,600

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations (d)
U.S. Treasury Note:
4.88%, 4/30/11	100,000	100,376,692
0.88%, 5/31/11	175,000	175,200,835
1.00%, 10/31/11	390,000	391,715,757

Total U.S. Treasury Obligations – 3.0%		667,293,284

Repurchase Agreements
Banc of America Securities LLC, 0.22%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $500,003,056, collateralized by non-U.S. government debt securities, 0.00% to 11.25%, 5/15/11 to 12/10/49, par and fair value of $522,135,324 and $525,000,001, respectively)	500,000	500,000,000
Banc of America Securities LLC, 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $500,006,528, collateralized by non-U.S. government debt securities, 0.00% to 8.62%, 1/15/14 to 6/25/50, par and fair value of $1,408,845,159 and $535,000,000, respectively)	500,000	500,000,000
BNP Paribas Securities Corp., 0.24%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $425,002,833, collateralized by non-U.S. government debt securities, 3.75% to 11.00%, 5/20/11 to 10/14/19, par and fair value of $385,835,352 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.32%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $69,000,613, collateralized by non-U.S. government debt securities, 0.00%, 1/20/21, par and fair value of $79,692,570 and $75,900,001, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.55%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $250,003,793, collateralized by non-U.S. government debt securities and U.S. government obligations, 0.00% to 7.55%, 7/6/11 to 2/1/41, par and fair value of $402,987,338 and $278,736,821, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.62%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $190,003,272, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 7/1/11 to 4/1/57, par and fair value of $277,924,190 and $241,757,578, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.76%, 6/1/11 (Purchased on 3/31/11 to be repurchased at $80,104,711, collateralized by U.S. government obligations, 0.76% to 5.50%, 8/15/34 to 4/15/40, par and fair value of $136,267,857 and $82,400,001, respectively)	80,000	80,000,000
Deutsche Bank Securities Inc., 0.15%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $47,100,196, collateralized by U.S. government obligations, 0.63% to 1.00%, 2/28/13 to 1/20/26, par and fair value of $48,063,600 and $48,042,073, respectively)	47,100	47,100,000
Federal Reserve Bank of New York, 0.10%, 4/4/11 (Purchased on 3/31/11 to be repurchased at $10,000,111, collateralized by U.S. Treasury obligations, 1.00%, 7/31/11, par and fair value of $9,956,200 and $10,000,434, respectively)	10,000	10,000,000
Federal Reserve Bank of New York, 0.10%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,139, collateralized by U.S. Treasury obligations, 4.88%, 4/30/11, par and fair value of $9,763,400 and $10,000,113, respectively)	10,000	10,000,000
Federal Reserve Bank of New York, 0.12%, 4/4/11 (Purchased on 3/31/11 to be repurchased at $10,000,133, collateralized by U.S. Treasury obligations, 4.88%, 4/30/11, par and fair value of $9,763,400 and $10,000,113, respectively)	10,000	10,000,000
Federal Reserve Bank of New York, 0.13%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,181, collateralized by U.S. government obligations, 2.75%, 4/11/11, par and fair value of $9,865,000 and $10,000,408, respectively)	10,000	10,000,000
Greenwich Capital Markets, 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $400,003,000, collateralized by non-U.S. government debt securities, 0.66% to 10.18%, 4/26/11 to 4/15/29, par and fair value of $416,690,000 and $440,000,337, respectively)	400,000	400,000,000
HSBC Securities (USA) Inc., 0.20%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $100,000,556, collateralized by non-U.S. government debt securities, 0.00% to 8.30%, 8/15/12 to 12/21/57, par and fair value of $101,580,000 and $103,051,395, respectively)	100,000	100,000,000

JPMorgan Securities Inc., 0.16%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,222, collateralized by U.S. Treasury obligations and non-U.S. government debt securities, 3.00% to 4.25%, 4/22/14 to 2/15/21, par and fair value of $10,006,250 and $10,200,741, respectively)	10,000	10,000,000
JPMorgan Securities Inc., 0.29%, 4/7/11 (Purchased on 3/31/11 to be repurchased at $50,002,819, collateralized by non-U.S. government debt securities, 0.42% to 5.72%, 4/1/18 to 12/22/23, par and fair value of $68,062,000 and $52,502,220, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $320,004,178, collateralized by non-U.S. government debt securities, 0.00% to 9.25%, 1/15/17 to 1/15/49, par and fair value of $630,180,177 and $336,001,053, respectively)	320,000	320,000,000
Merrill Lynch & Co. Inc., 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $100,000,750, collateralized by non-U.S. government debt securities, 0.00%, 4/20/11 to 7/8/11, par and fair value of $102,051,390 and $102,000,001, respectively)	100,000	100,000,000
Morgan Stanley & Co. Inc., 0.11%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $271,165,829, collateralized by U.S. Treasury obligations, 2.25% to 7.25%, 9/30/11 to 8/15/22, par and fair value of $251,359,200 and $276,588,330, respectively)	271,165	271,165,000
RBS Securities Inc., 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased on $75,000,979, collateralized by non-U.S. government debt securities, 0.32% to 7.20%, 2/18/14 to 2/12/51, par and fair value of $159,556,000 and $82,505,411, respectively)	75,000	75,000,000

Total Repurchase Agreements – 15.1%		3,427,265,000

Total Investments (Cost – $22,652,268,610*) – 100.0%		22,652,268,610
Other Assets in Excess of Liabilities – 0.0%		7,371,670

Net Assets – 100.0%		$22,659,640,280

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)	Money Market Master Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$22,652,268,610	—	$22,652,268,610

[1]	See above Schedule of Investments for values in each security type.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/S/ ANDREA W. ARMSTRONG
Andrea W. Armstrong
President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/S/ ANDREA W. ARMSTRONG
Andrea W. Armstrong
President

Date: May 27, 2011

By:	/S/ DOUGLAS S. KEITH
Douglas S. Keith
Treasurer and Chief Financial Officer

Date: May 27, 2011